Investment Objectives and Goals	Jan. 30, 2026
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January